Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACADIAN EMERGING MARKETS PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Acadian Emerging Markets Portfolio (the "Fund") seeks long-term capital appreciation by investing primarily in common stocks of emerging country issuers.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover
		rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that
		the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will invest primarily in common stocks but also may invest in other types of equity securities, including preferred stock. Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity securities of issuers that:

         o        Have their principal securities trading market in an emerging country;

         o        Alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; or

         o        Are organized under the laws of, and have a principal office in, an emerging country.

An "emerging market country" is any country that Acadian Asset Management LLC
("Acadian" or the "Adviser") believes the World Bank and the International
Finance Corporation would consider to be an emerging or developing country.
Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are over 150 countries that the international financial community generally considers to be emerging or developing countries, approximately 50 of which currently have stock markets. Emerging or developing countries generally include every nation in the world except the United States,
Canada, Japan, Australia, New Zealand and most nations located in Western
Europe. The Fund will focus its investments on those emerging market countries that the Adviser believes have developing economies and where the markets are becoming more sophisticated, including some or all of the following:

         Argentina      Egypt     Korea    Philippines  Turkey
         Botswana       Hungary   Malaysia Poland       Venezuela
         Brazil         India     Mexico   Russia
         Chile          Indonesia Morocco  South Africa
         China          Jamaica   Nigeria  Sri Lanka
         Columbia       Jordan    Pakistan Taiwan
         Czech Republic Kenya     Peru     Thailand

As markets in other countries develop, the Adviser expects to expand and further diversify the emerging countries in which the Fund invests.  The Fund may also invest in securities of issuers located in industrialized countries.

Foreign securities include securities of companies located outside the United
States, American Depositary Receipts ("ADRs"), Global Depositary Receipts
("GDRs"), exchange traded funds that invest in foreign securities and other similar global instruments. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally traded on an established market, including those in the United States. GDRs are similar to ADRs, except that European banks or trust companies typically issue them.

The Fund is non-diversified and may hold a relatively small number of issues in its portfolio. In selecting investments for the Fund, Acadian pursues an active, disciplined investment approach that forecasts markets and securities using a range of quantitative factors related to valuation, earnings, quality, price patterns, economic data and risk. Buy and sell decisions are made objectively and driven by changes in expected returns on investments. In making buy and sell decisions, the Adviser analyzes the risk and expected return characteristics of the portfolio's current holdings as compared to the entire investment universe. Less attractive securities are discarded from the portfolio while more attractive securities are added, provided that the cost of the purchase and sale of such securities do not exceed the expected value added to the portfolio of such investment decisions. Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities than a
		fund with a buy and hold strategy.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may use hedging techniques to reduce the risks of its investments in equity securities. However, hedging will not necessarily fully protect the Fund against all anticipated risks.  Moreover, hedging transactions involve costs and risks of their own. If the Fund employs a hedge and the market rises, the
Fund may lose money or forego the opportunity to capitalize on market increases.
As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in
non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;
restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a
		single issuer than a diversified mutual fund.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
WWW.ACADIAN-ASSET.COM or by calling 1-866-AAM-6161. The Fund acquired the assets and assumed the historical performance of another fund on June 24, 2002.
The performance shown in the bar chart and performance table for periods prior
		to that date represents the performance of the predecessor fund.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-AAM-6161
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	WWW.ACADIAN-ASSET.COM
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER 35.67% (33.59)% (06/30/2009) (12/31/2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund
		shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO | S&P/IFC Investable Composite
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/IFC Investable Composite (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.02%
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.20%
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Annual Return 2002	rr_AnnualReturn2002	2.91%
Annual Return 2003	rr_AnnualReturn2003	70.77%
Annual Return 2004	rr_AnnualReturn2004	33.52%
Annual Return 2005	rr_AnnualReturn2005	37.82%
Annual Return 2006	rr_AnnualReturn2006	32.67%
Annual Return 2007	rr_AnnualReturn2007	46.01%
Annual Return 2008	rr_AnnualReturn2008	(58.64%)
Annual Return 2009	rr_AnnualReturn2009	77.11%
Annual Return 2010	rr_AnnualReturn2010	22.65%
Annual Return 2011	rr_AnnualReturn2011	(19.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.30%
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.06%
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.00%

[1]	The Fund has changed its primary benchmark from the S&P/IFC Investable Composite to the MSCI Emerging Markets Index. The Adviser believes that the MSCI Emerging Markets Index, a commonly accepted industry benchmark, is a more appropriate benchmark for the Fund as it better represents the overall universe of securities in the Fund's portfolio.The MSCI Emerging Markets Index had not been created at the inception of the Fund.